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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604

                          Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     GROWTH
                                     SHARES

                                     Annual
                                     Report

                                    12/31/04

                                     [Logo]
                                     PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                      1
Portfolio Summary                                                          2
Performance Update                                                         3
Comparing Ongoing Fund Expenses                                            9
Portfolio Management Discussion                                           11
Schedule of Investments                                                   15
Financial Statements                                                      21
Notes to Financial Statements                                             31
Report of Independent Registered Public Accounting Firm                   39
Trustees, Officers and Service Providers                                  40
The Pioneer Family of Mutual Funds                                        47
Retirement Plans From Pioneer                                             48

Pioneer Growth Shares
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have a significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[The following data was represented by a pie chart in the printed document]

U.S. Common Stocks                                      88.9%
Temporary Cash Investment                                0.8%
Depositary Receipts of International Stocks             10.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented by a pie chart in the printed document]

Energy                                                   1.5%
Telecommunication Services                               2.5%
Materials                                                4.4%
Consumer Discretionary                                  10.8%
Industrials                                             10.8%
Financials                                              10.8%
Consumer Staples                                        13.3%
Health Care                                             21.0%
Information Technology                                  24.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   Microsoft Corp.           5.34%    6.   Samsung Electronics          2.94%
2.   Pfizer, Inc.              4.04     7.   PepsiCo, Inc.                2.92
3.   American International    3.58     8.   Freeport-McMoRan Copper &    2.62
     Group, Inc.                             Gold, Inc. (Class B)
4.   Sandisk Corp.             3.45     9.   Merck and Co., Inc.          2.60
5.   Amgen, Inc.               2.99    10.   Proctor and Gamble, Co.      2.52

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                       12/31/04        12/31/03
                                $12.13          $11.42

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/04 - 12/31/04)         Income         Capital Gains     Capital Gains
                            $0.0083        $   -             $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)

                 Net Asset         Public Offering
Period           Value             Price (POP)
10 Years         8.05%             7.41%
5 Years         -8.60             -9.68
1 Year           6.29              0.15


[The following data was represented as a mountain chart in the printed document]

Value of $10,000 Investment

                   Pioneer      Russell 1000
Date            Growth Shares   Growth Index
----            -------------   ------------
12/31/1994        $ 9,425         $10,000
                  $12,235         $13,719
12/31/1996        $15,533         $16,890
                  $22,334         $22,038
12/31/1998        $29,826         $30,567
                  $32,033         $40,702
12/31/2000        $28,969         $31,574
                  $23,398         $25,127
12/31/2002        $15,234         $18,119
                  $19,223         $23,511
12/31/2004        $20,433         $24,993

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Fund adopted its current name and investment adviser (Pioneer Investment Management, Inc.) on December 1, 1993. Prior to that date, the Fund's name was Mutual of Omaha Growth Fund, Inc., and its investment adviser was Mutual of Omaha Fund Management Company.
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share               12/31/04        12/31/03
                         $11.11          $10.54

                              Net
Distributions per Share       Investment    Short-Term       Long-Term
(1/1/04 - 12/31/04)           Income        Capital Gains    Capital Gains
                              $  -          $   -            $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2004)
                      If          If
Period               Held      Redeemed
Life-of-Class
(4/28/95)            6.48%       6.48%
5 Years             -9.37       -9.37
1 Year               5.41        1.41

[The following data was represented as a mountain chart in the printed document]

Value of $10,000 Investment

                   Pioneer      Russell 1000
Date            Growth Shares   Growth Index
----            -------------   ------------
4/30/1995         $10,000        $10,000
                  $11,825        $12,258
12/31/1996        $14,897        $15,090
                  $21,265        $19,690
12/31/1998        $28,168        $27,310
                  $30,017        $36,365
12/31/2000        $26,941        $28,210
                  $21,589        $22,450
12/31/2002        $13,925        $16,189
                  $17,410        $21,006
12/31/2004        $18,351        $22,330

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.
All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $11.23     $10.65

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2004)
                      If           If
Period               Held       Redeemed
 Life-of-Class
 (1/31/96)          5.13%        5.13%
 5 Years           -9.32        -9.32
 1 Year             5.45         5.45

[The following data was represented as a mountain chart in the printed document]

Value of $10,000 Investment

                   Pioneer      Russell 1000
Date            Growth Shares   Growth Index
----            -------------   ------------
1/31/1996         $10,000         $10,000
                  $12,561         $11,913
                  $18,017         $15,544
12/31/1998        $23,881         $21,560
                  $25,464         $28,708
12/31/2000        $22,834         $22,271
                  $18,328         $17,723
12/31/2002        $11,834         $12,780
                  $14,810         $16,583
12/31/2004        $15,617         $17,629

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/11/04
                 $12.14     $11.76

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/11/04 - 12/31/04)     Income       Capital Gains   Capital Gains
                          $  -         $   -           $   -

Investment Returns
--------------------------------------------------------------------------------


Average Annual Total Returns
(As of December 31, 2004)
                                If         If
Period                         Held     Redeemed
 Life of Class
 (12/11/04)                    3.23%     3.23%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $12.12     $11.45

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.0459      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2004)
                If           If
Period         Held       Redeemed
10 Years       7.62%       7.62%
5 Years       -8.85       -8.85
1 Year         6.26        6.26


[The following data was represented as a mountain chart in the printed document]

Value of $10,000 Investment

                   Pioneer      Russell 1000
Date            Growth Shares   Growth Index
----            -------------   ------------
12/31/1994        $10,000         $10,000
                  $12,917         $13,719
12/31/1996        $16,316         $16,890
                  $23,343         $22,038
12/31/1998        $31,017         $30,567
                  $33,146         $40,702
12/31/2000        $29,826         $31,574
                  $23,968         $25,127
12/31/2002        $15,527         $18,119
                  $19,620         $23,511
12/31/2004        $20,850         $24,993

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $12.70     $11.95

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.0931      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
                If           If
Period         Held       Redeemed
10 Years       8.59%       8.59%
5 Years       -7.85       -7.85
1 Year         7.08        7.08


[The following data was represented as a mountain chart in the printed document]

Value of $10,000 Investment

                   Pioneer      Russell 1000
Date            Growth Shares   Growth Index
----            -------------   ------------
12/31/1994        $10,000         $10,000
                  $12,982         $13,719
12/31/1996        $16,481         $16,890
                  $23,697         $22,038
12/31/1998        $31,748         $30,567
                  $34,315         $40,702
12/31/2000        $31,454         $31,574
                  $25,555         $25,127
12/31/2002        $16,734         $18,119
                  $21,296         $23,511
12/31/2004        $22,804         $24,993

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 5/17/68 to 4/30/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                                        Investor
Share Class                          A             B             C             R             Y           Class
----------------------------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 7/1/04**

Ending Account Value            $1,077.01     $1,073.42     $1,073.61     $1,077.69     $1,081.62     $1,032.30
On 12/31/04

Expenses Paid During Period*    $    7.00     $   11.54     $   10.83     $    6.85     $    3.44     $    0.53

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.21%, 2.08%, 1.31%, 0.66%, and 0.87%, for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares)

**   12/11/04 for Investor Class shares.

Pioneer Growth Shares

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                                        Investor
Share Class                         A             B             C             R             Y           Class
----------------------------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 7/1/04**

Ending Account Value            $1,018.25     $1,013.72     $1,014.23     $1,018.25     $1,021.77     $1,002.48
On 12/31/04

Expenses Paid During Period*    $    6.80     $   11.21     $   10.52     $    6.65     $    3.34     $    0.52

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.21%, 2.08%, 1.31%, 0.66%, and 0.87%, for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).

**   (12/11/04 for Investor Class shares)

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

Helped by a late-year rally, equities produced returns consistent with long-term historical averages during 2004, but large-cap growth stocks tended to underperform large-cap value stocks, as well as small- and mid-cap issues. In the following interview, Christopher Galizio discusses the factors that affected the performance of Pioneer Growth Shares during 2004. Mr. Galizio is responsible for day-to-day portfolio management of the Fund.

Q:   How did the Fund perform during 2004?

A: For the 12-month period ended December 31, 2004, the Fund's Class A shares had a total return of 6.29%, at net asset value. During the same 12-month period, the Russell 1000 Growth Index, a common benchmark for large-cap U.S. growth stocks, returned 6.30%, while the average return of 652 funds in Lipper's Large Cap Growth Fund category was 7.18%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the year?

A: While the stock market produced good returns, large-cap growth stocks tended to underperform the market as well as other types of stocks, especially value stocks. The reason was predominately because the best performing sectors tended to have more value stocks. The low-interest-rate environment, for example, helped the performance of financial service companies, while fast rising commodity prices helped lift the valuations of companies in the energy and materials sectors. Similarly, the economic expansion aided the industrial sector, which enjoyed increasing sales, which improved profitability. All these sectors tend to have greater concentrations of value companies than growth companies. At the same time, we saw underperformance by two sectors with high concentrations of growth companies - health care and information technology. In health care, the large pharmaceutical companies in particular underperformed both because some successful products were losing patent protection and because other products became embroiled in questions about possible harmful side effects. The most notable products affected by these side-effect questions were Pfizer's two Cox-2 pain inhibitors, Celebrex and

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

     Bextra, both of which suffered declines in sales, and Merck's Cox-2 inhibitor Vioxx, which was withdrawn from the market. In the case of information technology, slowing demand and a build-up of inventories undermined the earnings growth of several companies, especially in the semiconductor industry.

Q:   What were your principal strategies and how did they affect performance?

A: We had repositioned the Fund's portfolio shortly before the mid-point of the year, reducing holdings in both health care and information technology. The adjusted portfolio performed strongly during the final six months of 2004. We liquidated our position in Pfizer before the questions arose about Celebrex, and our lack of exposure to that controversy was a big help to Fund performance. At the same time, we retained a holding in Merck and even added to it after its stock price fell to a very attractive level. We also reduced investments in information technology, substantially lowering our holdings of semiconductor companies, and we deemphasized consumer staples, which we believed had risen to high valuations.

     As we did so, we added to our investments in basic materials, financial services and telecommunications services. In basic materials, we increased our investments in copper companies, notably Freeport-McMoRan and Phelps Dodge, both of which faced very favorable demand-supply outlooks for the foreseeable future. In financial services, we added to investments in major companies such as Citigroup, Bank of America, credit card issuer MBNA, and the government-sponsored mortgage organization, Freddie Mac. We reduced our exposure to the insurance industry, eliminating AIG before its stock plummeted amid questions about financial arrangements with brokers. After AIG's stock price collapsed, we reinvested in the company to take advantage of its attractive valuation.

Q:   What were some of the investments that most influenced performance?

A: The two decisions that most helped performance were the liquidation of the position in Pfizer and the overweighting of Phelps Dodge.

Pioneer Growth Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Macrovision, a software company that we overweighted in the second half of the year, rose by 30% after we purchased it. Macrovision is a leader in producing an anti-piracy technology designed to protect material on both DVDs and CDs from unauthorized copying. National retailer Target was another excellent performer, as its same-store sales improved faster than rival Wal-Mart. We sold our position in Target after its stock had risen to a high valuation. Altria, the former Philip Morris, also supported performance when it rallied following a favorable court ruling in a tobacco liability case. U.K.-based wireless phone company Vodafone was another stock that appreciated in anticipation of the success of its investments in the next generation of wireless technology. Nextel, which was later acquired, and France Telecom were two other wireless investments that performed very well. In health care, a leading performer was medical equipment company Guidant, which received a favorable takeover proposal from Johnson & Johnson.

     Several investments proved disappointing, however. Corinthian Colleges, which operates several campus-based programs, ran into trouble when its enrollment growth failed to meet expectations. When its price began to recover, we liquidated our investment. Lexar, which manufactures flash memory chips for cell phones, declined when it was forced to pay much higher prices for the flash technology that is part of its chip. Other technology holdings that detracted from results included U.T. Starcomm, which we have sold, and Samsung Electronics, which we have retained because we like the company's long-term prospects. Relative to the market, performance was held back because we did not own any shares of several companies that performed very well, including Johnson & Johnson, GE, United Health Group, eBay and Qualcomm.

Q:   What is your investment outlook?

A: We base our investment decisions on our analysis of the fundamental strengths and prospects of individual companies in relation to their stock prices, rather than on any top-down sector decisions based on macroeconomic analysis.

     At the start of the new year, we continued to have a favorable opinion about many materials companies, and believed the long-term outlook for copper companies was particularly favorable. We

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

     also had overweight positions in industrials, financial services and telecommunications services sector. Within those sectors, the companies with the largest weightings were metals, insurance and wireless communications providers.

     Among the Fund's biggest holdings at the end of the fiscal year were Microsoft and AIG, while the biggest overweighted positions, compared to the Russell 1000 Growth Index, were Sandisk, Altria Group, Citigroup, AIG and Freeport McMoRan.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

Shares                                                                  Value
              COMMON STOCKS - 100.3%
              Energy - 1.5%
              Integrated Oil & Gas - 0.9%
 108,600      Occidental Petroleum Corp.                         $  6,337,896
                                                                 ------------
              Oil & Gas Refining Marketing & Transportation - 0.6%
 172,800      Repsol SA (A.D.R.)                                 $  4,510,080
                                                                 ------------
              Total Energy                                       $ 10,847,976
                                                                 ------------
              Materials - 4.4%
              Diversified Metals & Mining - 4.4%
 488,500      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 18,675,355
 129,700      Phelps Dodge Corp.                                   12,829,924
                                                                 ------------
              Total Materials                                    $ 31,505,279
                                                                 ------------
              Capital Goods - 9.1%
              Industrial Conglomerates - 6.7%
 217,720      American Standard Co., Inc.*                       $  8,996,190
 102,500      Illinois Tool Works, Inc.                             9,499,700
 114,400      Johnson Controls, Inc.                                7,257,536
 362,500      Tyco International, Ltd.                             12,955,750
  84,700      United Technologies Corp.                             8,753,745
                                                                 ------------
                                                                 $ 47,462,921
                                                                 ------------
              Industrial Machinery - 2.4%
 229,400      Deere & Co.                                        $ 17,067,360
                                                                 ------------
              Total Capital Goods                                $ 64,530,281
                                                                 ------------
              Commercial Services & Supplies - 1.8%
              Diversified Commercial Services - 0.8%
  23,300      Apollo Group, Inc.*                                $  1,880,543
  59,400      The Dun & Bradstreet Corp.*                           3,543,210
                                                                 ------------
                                                                 $  5,423,753
                                                                 ------------
              Office Services & Supplies - 1.0%
 138,100      Canon, Inc. (A.D.R.)                               $  7,493,306
                                                                 ------------
              Total Commercial Services & Supplies               $ 12,917,059
                                                                 ------------
              Consumer Durables & Apparel - 1.4%
              Apparel, Accessories & Luxury Goods - 1.4%
 402,200      TJX Co., Inc.                                      $ 10,107,286
                                                                 ------------
              Total Consumer Durables & Apparel                  $ 10,107,286
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
              Hotels, Restaurants & Leisure - 1.9%
              Restaurants - 1.9%
  167,100     Ruby Tuesday, Inc.                      $  4,357,968
  191,600     Tricon Global Restaurants, Inc             9,039,688
                                                      ------------
              Total Hotels, Restaurants & Leisure     $ 13,397,656
                                                      ------------
              Media - 3.7%
              Broadcasting & Cable TV - 1.8%
1,174,100     Liberty Media Corp.*                    $ 12,891,618
                                                      ------------
              Movies & Entertainment - 1.9%
  485,140     The Walt Disney Co.                     $ 13,486,892
                                                      ------------
              Total Media                             $ 26,378,510
                                                      ------------
              Retailing - 3.8%
              Apparel Retail - 0.7%
  121,800     Liz Claiborne, Inc.                     $  5,141,178
                                                      ------------
              Computer & Electronics Retail - 1.1%
  134,600     Best Buy Co., Inc.                      $  7,997,932
                                                      ------------
              Home Improvement Retail - 2.0%
  242,200     Lowe's Co., Inc.                        $ 13,948,298
                                                      ------------
              Total Retailing                         $ 27,087,408
                                                      ------------
              Food & Drug Retailing - 2.4%
              Food Distributors - 2.4%
  293,700     Cardinal Health, Inc.                   $ 17,078,655
                                                      ------------
              Total Food & Drug Retailing             $ 17,078,655
                                                      ------------
              Food, Beverage & Tobacco - 6.7%
              Soft Drinks - 4.2%
  167,300     Fomento Economico Mexicano SA de CV     $  8,801,653
  399,150     PepsiCo, Inc.                             20,835,630
                                                      ------------
                                                      $ 29,637,283
                                                      ------------
              Tobacco - 2.5%
  290,100     Altria Group, Inc.                      $ 17,725,110
                                                      ------------
              Total Food, Beverage & Tobacco          $ 47,362,393
                                                      ------------
              Household & Personal Products - 4.3%
              Household Products - 2.5%
  327,100     Procter & Gamble Co.                    $ 18,016,668
                                                      ------------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Growth Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares                                                          Value
              Personal Products - 1.8%
  322,700     Avon Products, Inc.                        $ 12,488,490
                                                         ------------
              Total Household & Personal Products        $ 30,505,158
                                                         ------------
              Health Care Equipment & Services - 6.9%
              Health Care Distributors - 1.9%
  530,900     Bristol-Myers Squibb Co.                   $ 13,601,658
                                                         ------------
              Health Care Equipment - 3.2%
  211,200     Astrazeneca Plc (A.D.R.)                   $  7,685,568
  208,350     Guidant Corp.                                15,022,035
                                                         ------------
                                                         $ 22,707,603
                                                         ------------
              Health Care Facilities - 0.8%
  140,100     HCA, Inc.                                  $  5,598,396
                                                         ------------
              Health Care Supplies - 1.0%
  134,700     Smith & Nephew (A.D.R.)                    $  6,972,072
                                                         ------------
              Total Health Care Equipment & Services     $ 48,879,729
                                                         ------------
              Pharmaceuticals & Biotechnology - 14.2%
              Biotechnology - 5.0%
  332,700     Amgen, Inc.*                               $ 21,342,705
  251,300     Gilead Sciences, Inc.*                        8,792,987
  121,700     ImClone Systems, Inc.*                        5,607,936
                                                         ------------
                                                         $ 35,743,628
                                                         ------------
              Pharmaceuticals - 9.2%
  321,500     IVAX Corp.*                                $  5,086,130
  576,500     Merck & Co., Inc.                            18,528,710
1,072,300     Pfizer, Inc.                                 28,834,147
  628,700     Schering-Plough Corp.                        13,127,256
                                                         ------------
                                                         $ 65,576,243
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $101,319,871
                                                         ------------
              Banks - 1.3%
              Diversified Banks - 1.3%
   92,200     Bank of America Corp.                      $  4,332,478
   91,800     Wachovia Corp.                                4,828,680
                                                         ------------
              Total Banks                                $  9,161,158
                                                         ------------

   The accompanying notes are an integral part of these financial statements.
                                                                              17

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
              Diversified Financials - 3.7%
              Consumer Finance - 1.2%
  299,800     MBNA Corp.                                   $  8,451,362
                                                           ------------
              Diversified Financial Services - 2.5%
  367,050     Citigroup, Inc.                              $ 17,684,469
                                                           ------------
              Total Diversified Financials                 $ 26,135,831
                                                           ------------
              Insurance - 5.9%
              Life & Health Insurance - 1.5%
  264,900     Aflac, Inc.                                  $ 10,553,616
                                                           ------------
              Multi-Line Insurance - 3.6%
  389,500     American International Group, Inc.           $ 25,578,465
                                                           ------------
              Property & Casualty Insurance - 0.8%
  135,900     ACE, Ltd.                                    $  5,809,725
                                                           ------------
              Total Insurance                              $ 41,941,806
                                                           ------------
              Software & Services - 9.6%
              Application Software - 6.4%
1,427,100     Microsoft Corp.                              $ 38,117,841
  278,300     Macrovision Corp.*                              7,157,876
                                                           ------------
                                                           $ 45,275,717
                                                           ------------
              Home Entertainment Software - 1.2%
  240,100     Take-Two Interactive Software, Inc.* (b)     $  8,353,079
                                                           ------------
              IT Consulting & Other Services - 2.0%
  537,100     Accenture, Ltd.*                             $ 14,501,700
                                                           ------------
              Total Software & Services                    $ 68,130,496
                                                           ------------
              Technology Hardware & Equipment - 12.2%
              Communications Equipment - 1.6%
  669,700     Avaya, Inc.*                                 $ 11,518,840
                                                           ------------
              Computer Hardware - 4.1%
   97,200     Diebold, Inc.                                $  5,416,956
  167,400     Dell, Inc.*                                     7,054,236
  807,100     Hewlett-Packard Co.                            16,924,887
                                                           ------------
                                                           $ 29,396,079
                                                           ------------
              Computer Storage & Peripherals - 3.5%
  986,500     Sandisk Corp.*                               $ 24,632,905
                                                           ------------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Growth Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares                                                                     Value
               Electronic Equipment & Instruments - 3.0%
   95,800      Samsung Electronics                                  $ 20,980,200
                                                                    ------------
               Total Technology Hardware & Equipment                $ 86,528,024
                                                                    ------------
               Semiconductors - 3.1%
  765,900      Taiwan Semiconductor Manufacturing Co. (A.D.R.)      $  6,502,492
  642,700      Texas Instruments, Inc.                                15,823,274
                                                                    ------------
                                                                    $ 22,325,766
                                                                    ------------
               Total Semiconductors                                 $ 22,325,766
                                                                    ------------
               Telecommunication Services - 2.4%
               Wireless Telecommunication Services - 2.4%
  652,200      Vodafone Group Plc (A.D.R.)                          $ 17,857,236
                                                                    ------------
               Total Telecommunication Services                     $ 17,857,236
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $661,709,100)                                  $713,997,578
                                                                    ------------
               TEMPORARY CASH INVESTMENTS - 0.8%
               Security Lending Collateral - 0.8%
5,625,000      Securities Lending Investment Fund, 2.18%            $  5,625,000
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $5,625,000)                                    $  5,625,000
                                                                    ------------
               TOTAL INVESTMENTS IN SECURITIES - 101.1%
               (Cost $667,334,100)(a)                               $719,622,578
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (1.1)%                $ (8,113,731)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $711,508,847
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

(A.D.R.)  American Depositary Receipt
*         Non-income producing security
(a)       At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $679,168,904 was as follows:
          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                                        $54,311,668
          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                                        (13,857,994)
                                                                                           -----------
          Net unrealized gain                                                              $40,453,674
                                                                                           -----------
(b)       At December 31, 2004, the following security was out on loan:

     Shares                       Security                   Market Value
  156,250          Take-Two Interactive Software, Inc.*     $ 5,435,938
                                                            -----------
                   Total                                    $ 5,435,938
                                                            -----------

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $1,393,473,119 and $1,506,030,294, respectively.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
   $5,435,938 (cost $667,334,100))                             $ 719,622,578
  Receivables -
   Investment securities sold                                      2,860,795
   Fund shares sold                                                  328,912
   Dividends, interest and foreign taxes withheld                  1,303,715
  Other                                                               19,778
                                                               --------------
     Total assets                                              $ 724,135,778
                                                               --------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $   2,234,083
   Fund shares repurchased                                         1,109,606
   Upon return of securities loaned                                5,625,000
  Due to Bank                                                      2,502,110
  Due to affiliates                                                1,037,923
  Accrued expenses                                                   118,209
                                                               --------------
     Total Liabilities                                         $  12,626,931
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $1,234,345,487
  Undistributed net investment income                                 72,875
  Accumulated net realized loss on investments and futures
   contracts                                                    (575,197,993)
  Net unrealized gain on investments                              52,288,478
                                                               --------------
     Total Net Assets                                          $ 711,508,847
                                                               --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $475,095,779/39,151,371 shares)            $       12.13
                                                               --------------
  Class B (based on $176,622,867/15,900,276 shares)            $       11.11
                                                               --------------
  Class C (based on $49,880,664/4,441,835 shares)              $       11.23
                                                               --------------
  Investor Class (based on $6,765,767/556,888 shares)          $       12.14
                                                               --------------
  Class R (based on $295,206/24,355 shares)                    $       12.12
                                                               --------------
  Class Y (based on $2,848,564/224,257 shares)                 $       12.70
                                                               --------------
MAXIMUM OFFERING PRICE:
  Class A ($12.13 [divided by] 94.25%)                         $       12.87
                                                               --------------

   The accompanying notes are an integral part of these financial statements.
                                                                              21

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $91,373)         $12,264,703
  Interest                                                          73,398
  Income from securities loaned, net                                66,955
                                                               -----------
     Total investment income                                                     $12,405,056
                                                                                 -----------
EXPENSES:
  Management fees
   Basic Fee                                                   $ 4,953,952
   Performance Adjustment                                         (801,329)
  Transfer agent fees and expenses
   Class A                                                       2,343,045
   Class B                                                       1,192,541
   Class C                                                         281,899
   Investor Class                                                      757
   Class R                                                             317
   Class Y                                                             921
  Distribution fees
   Class A                                                       1,202,572
   Class B                                                       1,866,591
   Class C                                                         525,219
   Class R                                                             921
  Administrative reimbursements                                    159,712
  Custodian fees                                                    53,394
  Registration fees                                                 91,427
  Professional fees                                                 52,933
  Printing expense                                                  58,663
  Fees and expenses of nonaffiliated trustees                       14,042
  Miscellaneous                                                     14,631
                                                               -----------
     Total expenses                                                              $12,012,208
     Less fees paid indirectly                                                       (32,070)
                                                                                 -----------
     Net expenses                                                                $11,980,138
                                                                                 -----------
       Net investment income                                                     $   424,918
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                 $34,710,925
   Futures contracts                                              (232,245)      $34,478,680
                                                               -----------       -----------
  Change in net unrealized gain on:
   Investments                                                                   $ 2,090,357
                                                                                 -----------
     Net gain on investments and futures contracts                               $36,569,037
                                                                                 -----------
     Net increase in net assets resulting from operations                        $36,993,955
                                                                                 -----------

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                                            Year Ended         Year Ended
                                                             12/31/04           12/31/03
FROM OPERATIONS:
Net investment income (loss)                            $     424,918       $ (5,512,225)
Net realized gain (loss) on investments and
  futures contracts                                        34,478,680        (52,548,504)
Change in net unrealized gain on investments                2,090,357        226,955,961
                                                        -------------       -------------
     Net increase in net assets resulting from
       operations                                       $  36,993,955       $168,895,232
                                                        -------------       -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.01 and $0.00 per share, respectively)     $    (329,850)                 -
  Class R ($0.09 and $0.00 per share, respectively)            (1,102)                 -
  Class Y ($0.05 and $0.00 per share, respectively)           (21,091)                 -
                                                        -------------       -------------
       Total distributions to shareowners               $    (352,043)                 -
                                                        -------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  79,782,136       $128,221,618
Shares issued in reorganization                             6,560,837                  -
Reinvestment of distributions                                 314,534                  -
Cost of shares repurchased                               (201,109,917)      (210,570,997)
                                                        -------------       -------------
     Net decrease in net assets resulting from Fund
       share transactions                               $(114,452,410)      $(82,349,379)
                                                        -------------       -------------
     Net increase (decrease) in net assets              $ (77,810,498)      $ 86,545,853
NET ASSETS:
Beginning of year                                         789,319,345        702,773,492
                                                        -------------       -------------
End of year (including undistributed net investment
  income of $72,875 and $0 respectively)                $ 711,508,847       $789,319,345
                                                        -------------       -------------

   The accompanying notes are an integral part of these financial statements.
                                                                              23

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                      '04 Shares       '04 Amount        '03 Shares         '03 Amount
CLASS A
Shares sold                            4,474,485    $   50,703,873        8,502,663      $   86,691,912
Reinvestment of distributions             26,505           312,497                -                   -
Less shares repurchased              (10,548,481)     (118,146,700)     (13,282,741)       (133,685,863)
                                     -----------    --------------      -----------      --------------
     Net decrease                     (6,047,491)   $  (67,130,330)      (4,780,078)     $  (46,993,951)
                                     -----------    --------------      -----------      --------------
CLASS B
Shares sold                            1,552,352    $   16,119,854        2,699,828      $   25,190,159
Less shares repurchased               (5,901,859)      (61,066,388)      (6,386,424)        (59,371,386)
                                     -----------    --------------      -----------      --------------
     Net decrease                     (4,349,507)   $  (44,946,534)      (3,686,596)     $  (34,181,227)
                                     -----------    --------------      -----------      --------------
CLASS C
Shares sold                            1,128,809    $   11,943,232        1,583,272      $   15,139,004
Less shares repurchased               (1,980,489)      (20,575,126)      (1,657,058)        (15,612,904)
                                     -----------    --------------      -----------      --------------
     Net decrease                       (851,680)   $   (8,631,894)         (73,786)     $     (473,900)
                                     -----------    --------------      -----------      --------------
INVESTOR CLASS
Shares sold                                    -    $            -
Shares issued in reorganization          557,894         6,560,837
Less shares repurchased                   (1,006)          (12,164)
                                     -----------    --------------
     Net increase                        556,888    $    6,548,673
                                     -----------    --------------
CLASS R (a)
Shares sold                               26,538    $      290,979              323      $        3,469
Reinvestment of distributions                 43               503                -                   -
Less shares repurchased                   (2,547)          (28,795)                (1)              (11)
                                     -----------    --------------      --------------   --------------
     Net increase                         24,034    $      262,687              322      $        3,458
                                     -----------    --------------      -------------    --------------
CLASS Y
Shares sold                               60,540    $      724,198       118,832.00      $    1,197,074
Reinvestment of distributions                124             1,534                -                   -
Less shares repurchased                 (107,635)       (1,280,744)        (191,578)         (1,900,833)
                                     -----------    --------------      -------------    --------------
     Net decrease                        (46,971)   $     (555,012)         (72,746)     $     (703,759)
                                     -----------    --------------      -------------    --------------

(a)  Class R shares were first publicly offered on April 1, 2003

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                Year Ended    Year Ended
CLASS A                                                          12/31/04      12/31/03
Net asset value, beginning of period                             $  11.42      $  9.05
                                                                 --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.04      $ (0.04)
 Net realized and unrealized gain (loss) on investments              0.68         2.41
                                                                 --------      -------
   Net increase (decrease) from investment operations            $   0.72      $  2.37
Distributions to shareowners:
 Net investment Income                                              (0.01)           -
 Net realized gain                                                      -            -
                                                                 --------      -------
Net increase (decrease) in net asset value                       $   0.71      $  2.37
                                                                 --------      -------
Net asset value, end of period                                   $  12.13      $ 11.42
                                                                 --------      -------
Total return*                                                        6.29%       26.19%
Ratio of net expenses to average net assets+                         1.37%        1.45%
Ratio of net investment income (loss) to average net assets+         0.35%       (0.42)%
Portfolio turnover rate                                               194%          47%
Net assets, end of period (in thousands)                         $475,096      $516,234
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.37%        1.45%
 Net investment income (loss)                                        0.35%       (0.42)%

   The accompanying notes are an integral part of these financial statements.


Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended     Year Ended
CLASS A                                                         12/31/02(a)     12/31/01       12/31/00
Net asset value, beginning of period                             $  13.90      $  17.21       $   20.16
                                                                 --------      --------       ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  (0.04)     $  (0.04)      $   (0.09)
 Net realized and unrealized gain (loss) on investments             (4.81)        (3.27)          (1.81)
                                                                 --------      --------       ---------
   Net increase (decrease) from investment operations            $  (4.85)     $  (3.31)      $   (1.90)
Distributions to shareowners:
 Net investment Income                                                  -             -               -
 Net realized gain                                                      -             -           (1.05)
                                                                 --------      --------       ---------
Net increase (decrease) in net asset value                       $  (4.85)     $  (3.31)      $   (2.95)
                                                                 --------      --------       ---------
Net asset value, end of period                                   $   9.05      $  13.90       $   17.21
                                                                 --------      --------       ---------
Total return*                                                      (34.89)%      (19.23)%         (9.57)%
Ratio of net expenses to average net assets+                         1.39%         1.18%           1.22%
Ratio of net investment income (loss) to average net assets+        (0.39)%       (0.29)%         (0.60)%
Portfolio turnover rate                                                88%          111%             58%
Net assets, end of period (in thousands)                         $452,070      $836,149       $1,197,025
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.38%         1.16%           1.19%
 Net investment income (loss)                                       (0.38)%       (0.27)%         (0.57)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) The per share data presented above is based upon the average shares outstanding for the year presented.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
CLASS B                                                      12/31/04      12/31/03      12/31/02      12/31/01     12/31/00
Net asset value, beginning of period                        $  10.54      $   8.43      $  13.07      $  16.31      $  19.31
                                                             -------       -------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.06)     $  (0.14)     $  (0.27)     $  (0.17)     $  (0.35)
 Net realized and unrealized gain (loss) on investments         0.63          2.25         (4.37)        (3.07)        (1.60)
                                                             -------       -------      --------      --------      --------
   Net increase (decrease) from investment operations       $   0.57      $   2.11      $  (4.64)     $  (3.24)     $  (1.95)
Distributions to shareowners:
 Net realized gain                                                 -             -             -             -         (1.05)
                                                             -------       -------      --------      --------      --------
Net increase (decrease) in net asset value                  $   0.57      $   2.11      $  (4.64)     $  (3.24)     $  (3.00)
                                                             -------       -------      --------      --------      --------
Net asset value, end of period                              $  11.11      $  10.54      $   8.43      $  13.07      $  16.31
                                                             -------       -------      --------      --------      --------
Total return*                                                   5.41%        25.03%       (35.50)%      (19.86)%      (10.25)%
Ratio of net expenses to average net assets+                    2.27%         2.44%         2.26%         1.98%         2.04%
Ratio of net investment loss to average net assets+            (0.58)%       (1.41)%       (1.27)%       (1.09)%       (1.42)%
Portfolio turnover rate                                          194%           47%           88%          111%           58%
Net assets, end of period (in thousands)                    $176,623      $213,481      $201,822      $400,506      $590,879
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.27%         2.43%         2.25%         1.97%         2.03%
 Net investment loss                                           (0.58)%       (1.40)%       (1.26)%       (1.08)%       (1.41)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                        $ 10.65      $  8.51      $  13.18     $  16.42     $  19.45
                                                            -------      -------      --------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.06)     $ (0.12)     $  (0.23)    $  (0.15)    $  (0.45)
 Net realized and unrealized gain (loss) on investments        0.64         2.26         (4.44)       (3.09)       (1.53)
                                                            -------      -------      --------     --------     --------
   Net increase (decrease) from investment operations       $  0.58      $  2.14      $  (4.67)    $  (3.24)    $  (1.98)
Distributions to shareowners:
 Net realized gain                                                -            -             -            -        (1.05)
                                                            -------      -------      --------     --------     --------
Net increase (decrease) in net asset value                  $  0.58      $  2.14      $  (4.67)    $  (3.24)    $  (3.03)
                                                            -------      -------      --------     --------     --------
Net asset value, end of period                              $ 11.23      $ 10.65      $   8.51     $  13.18     $  16.42
                                                            -------      -------      --------     --------     --------
Total return*                                                  5.45%       25.15%       (35.43)%     (19.73)%     (10.33)%
Ratio of net expenses to average net assets+                   2.17%        2.32%         2.25%        1.87%        2.12%
Ratio of net investment loss to average net assets+           (0.46)%      (1.29)%       (1.26)%      (0.98)%      (1.51)%
Portfolio turnover rate                                         194%          47%           88%         111%          58%
Net assets, end of period (in thousands)                    $49,881      $56,358      $ 45,651     $ 83,129     $126,287
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.17%        2.31%         2.24%        1.85%        2.10%
 Net investment loss                                          (0.46%)      (1.28%)       (1.25%)      (0.96%)      (1.49%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Pioneer Growth Shares
--------------------------------------------------------------------------------

                                                              12/11/04
INVESTOR CLASS                                              to 12/31/04
Net asset value, beginning of period                         $ 11.76
                                                             -------
Increase from investment operations:
  Net investment income                                      $  0.01
  Net realized and unrealized gain on investments               0.37
                                                             -------
     Net increase from investment operations                 $  0.38
                                                             -------
Net increase in net asset value                              $  0.38
                                                             -------
Net asset value, end of period                               $ 12.14
                                                             -------
Total return*                                                   3.23%(a)
Ratio of net expenses to average net assets+                    0.85%**
Ratio of net investment income to average net assets+           0.93%**
Portfolio turnover rate                                          194%
Net assets, end of period (in thousands)                     $ 6,766
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                  0.85%**
  Net investment income                                         0.91%**
Ratios with waiver of management fees and assump-
  tion of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                  0.85%**
  Net investment income                                         0.93%**

(a)  Return is not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
   The accompanying notes are an integral part of these financial statements.
28

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         4/1/03(a)
                                                       Year Ended           to
CLASS R                                                 12/31/04         12/31/03
Net asset value, beginning of period                    $ 11.45         $   9.26
                                                        -------         --------
Increase (decrease) from investment operations:
  Net investment income (loss)                          $  0.07            (0.00)(b)
  Net realized and unrealized gain on investments          0.65             2.19
                                                        -------         --------
  Net increase from investment operations               $  0.72         $   2.19
Distributions to shareowners:
  Net investment Income                                   (0.05)               -
                                                        -------         --------
Net increase in net asset value                         $  0.67         $   2.19
                                                        -------         --------
Net asset value, end of period                          $ 12.12         $  11.45
                                                        -------         --------
Total return*                                              6.26%           23.65%
Ratio of net expenses to average net assets+               1.37%            1.18%**
Ratio of net investment income (loss) to average
  net assets+                                              1.01%           (0.11)%**
Portfolio turnover rate                                     194%              47%
Net assets, end of period (in thousands)                $   295         $      4
Ratios with reduction for fees paid indirectly:
  Net expenses                                             1.37%            1.18%**
  Net investment income (loss)                             1.01%           (0.11)%**

(a)  Class R shares were first publicly offered on April 1,2003.
(b)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
                                                                              29

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                          12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $ 11.95     $   9.39     $  14.34     $  17.65     $ 20.37
                                                                 -------     --------     --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.13     $   0.03     $   0.03     $   0.04     $ (0.02)
 Net realized and unrealized gain (loss) on investments             0.71         2.53        (4.98)       (3.35)      (1.65)
                                                                 -------     --------     --------     --------     -------
   Net increase (decrease) from investment operations            $  0.84     $   2.56     $  (4.95)    $  (3.31)    $ (1.67)
Distributions to shareowners:
 Net investment income                                             (0.09)           -            -            -           -
 Net realized gain                                                     -            -            -            -       (1.05)
                                                                 -------     --------     --------     --------     -------
Net increase (decrease) in net asset value                       $  0.75     $   2.56     $  (4.95)    $  (3.31)    $ (2.72)
                                                                 -------     --------     --------     --------     -------
Net asset value, end of period                                   $ 12.70     $  11.95     $   9.39     $  14.34     $ 17.65
                                                                 -------     --------     --------     --------     -------
Total return*                                                       7.08%       27.26%      (34.52)%     (18.75)%     (8.34)%
Ratio of net expenses to average net assets+                        0.67%        0.71%        0.74%        0.61%       0.66%
Ratio of net investment income (loss) to average net assets+        1.02%        0.32%        0.24%        0.33%      (0.04)%
Portfolio turnover rate                                              194%          47%          88%         111%         58%
Net assets, end of period (in thousands)                         $ 2,849     $  3,242     $  3,231     $ 10,755     $ 5,908
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       0.66%        0.71%        0.73%        0.58%       0.65%
 Net investment income (loss)                                       1.02%        0.32%        0.25%        0.36%      (0.03)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

    they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves,

Pioneer Growth Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At December 31, 2004 there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Fund had a net capital loss carryforward of $555,071,293, of which $119,648,792 will expire in 2009, $344,674,317 will expire in 2010 and $90,748,184 will expire in 2011, if not utilized.

    The Fund has elected to defer approximately $8,291,896 of capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

    There were no distributions paid during the year ended December 31, 2003. The tax character of distributions paid during the year ended December 31, 2004 was as follows:


--------------------------------------------------------------------------------
                                                                   2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                  $352,043
Long-term capital gain                                                  -
                                                                 --------
Total                                                            $352,043
                                                                 --------
--------------------------------------------------------------------------------

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                 2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                             $      72,875
  Capital loss carryforward                                  (555,071,293)
  Post October loss deferred                                   (8,291,896)
  Unrealized appreciation                                      40,453,674
                                                            -------------
  Total                                                     $(522,836,640)
                                                            -------------
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $129,649 in underwriting commissions on the sale of Class A shares for the year ended December 31, 2004.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B,

Pioneer Growth Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

Fund's investment performance as compared with the Russell 1000 Growth Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed from the Russell 1000 Index effective May 1, 2003; however, the Russell 1000 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended December 31, 2004, the aggregate performance adjustment resulted in a decrease to the basic fee of $801,329 and the management fee was equivalent to 0.57% of the average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2004, $366,445 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $371,205 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursu-

Pioneer Growth Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $300,273 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $348,823 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $32,070 under such arrangements.

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

6. Line Of Credit Facility
The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2004, the Fund had no borrowings under this agreement.

7. Merger Information
On December 8, 2004, beneficial owners of Safeco Large-Cap Growth Fund (one of the Series that comprised the Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for the Fund's Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):


-------------------------------------------------------------------------------------------
                                                      Safeco
                               Pioneer               Large-Cap               Pioneer
                               Growth                 Growth                 Growth
                               Shares                  Fund                  Shares
                        (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets                  $696,269,073            $6,560,837            $702,829,910
Shares Outstanding            60,757,867               679,972              61,315,761
Investor Class
 Shares Issued                       -                     -                 557,894
-------------------------------------------------------------------------------------------

                                       Unrealized
                                      Appreciation       Accumulated
                                     on Closing Date        Loss
--------------------------------------------------------------------------------
  Safeco Large-Cap Growth Fund          $697,836         $ (610,297)
--------------------------------------------------------------------------------

Pioneer Growth Shares

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Growth Shares:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Shares (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Shares at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity U.S. generally accepted accounting principles.

                                                Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Growth Shares

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.


Pioneer Growth Shares
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                             Positions Held
Name and Age                 With the Fund             Term of Office
John F. Cogan, Jr. (78)*     Chairman of the Board,    Serves until
                             Trustee and President     successor trustee is
                                                       elected or earlier
                                                       retirement or
                                                       removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**        Trustee and               Serves until
                             Executive Vice President  successor trustee is
                                                       elected or earlier
                                                       retirement or
                                                       removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------


Pioneer Growth Shares
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

                                                                                             Other Directorship Held
Name and Age                 Principal Occupation During Past Five Years                     by this Trustee

John F. Cogan, Jr. (78)*     Trustee and President Serves until retirement or removal;       Director of Harbor
                             Deputy Chairman and a Director of Pioneer Global Asset          Global Company, Ltd.
                             Management S.p.A. ("PGAM"); Non-Executive Chairman
                             and a Director of Pioneer Investment Management USA
                             Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                             Director of Pioneer Alternative Investment Management
                             Limited (Dublin); President and a Director of Pioneer
                             Alternative Investment Management (Bermuda) Limited
                             and Affiliated funds; President and Director of Pioneer
                             Funds Distributor, Inc ("PFD"); President of all of the
                             Pioneer Funds; and Of Counsel (since 2000, partner prior
                             to 2000), Wilmer Culter Pickering Hale and Dorr LLP
                             (counsel to PIM-USA and the Pioneer Funds).
----------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**        President and Chief Executive Officer, PIM-USA since
                             May 2003 (Director since January 2001); President
                             and Director of Pioneer since May 2003; Chairman and
                             Director of Pioneer Investment Management Shareholder
                             Services, Inc. ("PIMSS") since May 2003; Executive Vice
                             President of all of the Pioneer Funds since June 2003;
                             Executive Vice President and Chief Operating Officer of
                             PIM-USA, November 2000 to May 2003; Executive Vice
                             President, Chief Financial Officer and Treasurer, John
                             Hancock Advisers, L.L.C., Boston, MA, November 1999 to
                             November 2000; Senior Vice President and Chief Financial
                             Officer, John Hancock Advisers, L.L.C., April 1997 to
                             November 1999.
----------------------------------------------------------------------------------------------------------------------


Pioneer Growth Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund         Term of Office
David R. Bock** (61)           Trustee since 2005.   Serves until a
3050 K. Street NW,                                   successor trustee is
Washington, DC 20007                                 elected or earlier
                                                     retirement or removal.

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
--------------------------------------------------------------------------------
Mary K. Bush (56)              Trustee since 1997.   Serves until
3509 Woodbine Street,                                successor trustee
Chevy Chase, MD 20815                                is elected or earlier
                                                     retirement or removal
--------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee since 1993.   Serves until
1001 Sherbrooke Street West,                         successor trustee
Montreal, Quebec, Canada                             is elected or earlier
H3A 1G5                                              retirement or removal
--------------------------------------------------------------------------------

Pioneer Growth Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
David R. Bock** (61)           Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001--present); Managing Partner, Federal City Capital      Company (privately-held
                               Advisors (boutique merchant bank)(1995 -2000; 2002 to        affordable housing
                               2004); Executive Vice President and Chief Financial          finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000-2002)                                         Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------


Pioneer Growth Shares

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held
Name and Age                    With the Fund         Term of Office
Marguerite A. Piret (56)        Trustee since 1993.   Serves until
One Boston Place, 28th Floor,                         successor trustee
Boston, MA 02108                                      is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------
Stephen K. West (76)            Trustee since 1993.   Serves until
125 Broad Street,                                     successor trustee
New York, NY 10004                                    is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------
John Winthrop (68)              Trustee since 1994.   Serves until
One North Adgers Wharf,                               successor trustee
Charleston, SC 29401                                  is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------
Pioneer Growth Shares

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age                    Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (56)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
-------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
-------------------------------------------------------------------------------------------------------------------


Pioneer Growth Shares

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                             Positions Held
Name and Age                 With the Fund         Term of Office
Dorothy E. Bourassa (57)     Secretary             Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Pioneer Growth Shares
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                                                                                     Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years             by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President-Legal of    None
                             Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries since October 2000; Secretary of all of
                             the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003);
                             and Senior Counsel, Assistant Vice President and
                             Director of Compliance of PIM-USA from April 1998
                             through October 2000
-------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of          None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001; Vice President and Associate General Counsel
                             from July 1996 to July 2000); Assistant Secretary of
                             all Pioneer Funds since September 2003
-------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;     None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
-------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Vice President-Fund Accounting, Administration and      None
                             Custody Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds (Assistant Treasurer from June
                             1999 to November 2000)
-------------------------------------------------------------------------------------------------------------

Pioneer Growth Shares

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                              Positions Held
Name and Age                  With the Fund         Term of Office
Mark E. Bradley (45)          Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Pioneer Growth Shares

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                                                                                     Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years            by this Officer
Mark E. Bradley (45)          Deputy Treasurer of Pioneer since 2004; Treasurer      None
                              and Senior Vice President, CDC IXIS Asset
                              Management Services from 2002 to 2003; Assistant
                              Treasurer and Vice President, MFS Investment
                              Management from 1997 to 2002; and Assistant
                              Treasurer of all of the Pioneer Funds since
                              November 2004
-------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Vice President-Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              November 2000
-------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Fund Accounting Manager-Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
-------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Fund Administration Manager-Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President-Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002, Fund
                              Accounting Services Supervisor from 1997 to July
                              1999); Assistant Treasurer of all Pioneer Funds since
                              September 2003
-------------------------------------------------------------------------------------------------------------


Pioneer Growth Shares

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                             Positions Held
Name and Age                 With the Fund       Term of Office
Martin J. Wolin (37)         Chief Compliance    Serves at the discretion
                             Officer             of the Board

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
--------------------------------------------------------------------------------------------------------
Pioneer Growth Shares

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                                                                                 Other Directorship Held
Name and Age                 Principal Occupation During Past Five Years         by this Officer
Martin J. Wolin (37)         Chief Compliance Officer of Pioneer (Director of    None
                             Compliance and Senior Counsel from November 2000
                             to September 2004); Vice President and Associate
                             General Counsel of UAM Fund Services, Inc. (Mutual
                             fund administration company) from February 1998 to
                             November 2000; and Chief Compliance Officer of all
                             of the Pioneer Funds.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Cullen Value Fund
      Pioneer Equity Income Fund
      Pioneer Equity Opportunity Fund
      Pioneer Growth Opportunities Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
       Growth Fund
      Pioneer Oak Ridge Small Cap
       Growth Fund
      Pioneer Papp America-Pacific
       Rim Fund
      Pioneer Papp Small and
       Mid Cap Growth Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
       Growth Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      Asset Allocation
      Pioneer Ibbotson Moderate
       Allocation Fund
      Pioneer Ibbotson Growth
       Allocation Fund
      Pioneer Ibbotson Aggressive
       Allocation Fund
      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer California Tax Free
       Income Fund
      Pioneer Global High Yield Fund
      Pioneer High Yield Fund
      Pioneer Municipal Bond Fund
      Pioneer Short Term Income Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund

      Money Market
      Pioneer Cash Reserves Fund*
      Pioneer Tax Free Money Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan*
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10.500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
     (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

     Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec/gov. The filed form may also by viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $25,000 in 2004 and approximately $29,200 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,000 in 2004 and approximately $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.